Financial instruments - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial investments measured at FVPL
Changes in fair value measurement, assets [abstract]
Amortization	$ (23)	$ (29)
Level 3 | Financial investments | Long-term financial investments measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	31	19
Additions	0	8
Cash receipts and payments	0	0
(Losses) recognized in consolidated statements of comprehensive (loss)/income	(10)	(7)
Gain/(losses) in consolidated income statements	0	0
Amortization	0	0
Reclassification	0	2
Balance as of June 30	21	22
Level 3 | Financial investments | Financial investments measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	61	98
Additions	0	1
Cash receipts and payments	0	0
(Losses) recognized in consolidated statements of comprehensive (loss)/income	0	0
Gain/(losses) in consolidated income statements	3	3
Reclassification	0	0
Balance as of June 30	$ 41	$ 73